Leases (Tables)	6 Months Ended
Mar. 31, 2024
Leases [Abstract]
Schedule of Lease Costs	The following lease costs are included in the condensed consolidated statement of operations and comprehensive loss:
	Six months ended March 31,
	2024	2023
Operating lease cost	$200	$202
Short-term lease cost	46	155
Total lease cost	$246	$357

Schedule of Undiscounted Cash Flows to the Operating Lease Liabilities	The following table reconciles the undiscounted cash flows to the operating lease liabilities recorded on the condensed consolidated balance sheet as of March 31, 2024:
Years ending September 30,
2024 (remaining six months)	$275
2025	526
2026	545
2027	515
Total minimum lease payments	1,861
Less: imputed interest	(420)
Present value of future minimum lease payments	1,441
Less: current obligations under leases	(332)
Long-term lease obligations	$1,109